Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2015
Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share during the three and six months ended June 30, 2014 and 2015 (in thousands, except share and per share data):

	Three Months Ended, June 30,		Six Months Ended June 30,
	2014	2015	2014	2015
Net loss, basic and diluted	$(2,075)	$(1,724)	$(3,810)	$(4,582)

Weighted-average number of shares used in computing net loss per share, basic and diluted	9,572,110	9,810,572	9,566,373	9,780,959

Net loss per share, basic and diluted	$(0.22)	$(0.18)	$(0.40)	$(0.47)

Anti-dilutive Security not Included In Diluted per Share Calculations

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	December 31,	June 30,
	2014	2015
Convertible preferred stock	87,405,011	90,028,661
Options to purchase common stock	6,551,183	6,993,784
Convertible preferred stock warrants	983,778	1,335,834
Convertible common stock warrants	33,750	33,750
Convertible promissory notes	—	1,496,735

Total	94,973,722	99,908,764